UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

U.S. Global Leaders Growth Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R2 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The U.S. financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March.

In response to the sell-off, the U.S. Federal Reserve acted quickly with a broad array of actions to limit the economic damage from the pandemic, including up to $2.3 trillion in lending to support households, employers, financial markets, and state and local governments. These steps, along with the passage of an estimated $2 trillion federal economic stimulus bill, helped lift the markets during the final month of the period.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
U.S. Global Leaders Growth Fund

Table of contents

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
10	Financial statements
13	Financial highlights
19	Notes to financial statements
26	Statement regarding liquidity risk management
29	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

The Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/2020 (%)

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

Amazon.com, Inc.	5.5
Microsoft Corp.	5.1
Alphabet, Inc., Class C	5.0
Visa, Inc., Class A	4.7
Facebook, Inc., Class A	4.4
PayPal Holdings, Inc.	4.3
Autodesk, Inc.	4.1
UnitedHealth Group, Inc.	4.0
NIKE, Inc., Class B	3.6
salesforce.com, Inc.	3.4
TOTAL	44.1
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	4.97	11.39	12.68	1.87	71.50	229.94
Class B	4.65	11.45	12.58	1.91	71.95	227.05
Class C	8.65	11.70	12.41	5.84	73.90	222.28
Class I1	10.76	12.83	13.60	7.35	82.84	257.83
Class R2[1,2]	10.34	12.39	13.17	7.16	79.31	244.58
Class R6[1,2]	10.89	12.95	13.63	7.42	83.87	258.92
Index 1†	10.84	13.34	14.41	6.09	87.00	284.27
Index 2†	0.86	9.12	11.69	-3.16	54.74	202.21

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6
Gross	1.16	1.91	1.91	0.91	1.31	0.81
Net (%)	1.15	1.90	1.90	0.90	1.30	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Growth Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Global Leaders Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	4-30-10	32,705	32,705	38,427	30,221
Class C3	4-30-10	32,228	32,228	38,427	30,221
Class I1	4-30-10	35,783	35,783	38,427	30,221
Class R2[1,2]	4-30-10	34,458	34,458	38,427	30,221
Class R6[1,2]	4-30-10	35,892	35,892	38,427	30,221

The Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectus.
2	Class R2 and Class R6 shares were first offered on 3-1-12 and 9-1-11, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	6

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,072.20	$5.93	1.15%
	Hypothetical example	1,000.00	1,019.10	5.77	1.15%
Class B	Actual expenses/actual returns	1,000.00	1,068.30	9.77	1.90%
	Hypothetical example	1,000.00	1,015.40	9.52	1.90%
Class C	Actual expenses/actual returns	1,000.00	1,068.20	9.77	1.90%
	Hypothetical example	1,000.00	1,015.40	9.52	1.90%
Class I	Actual expenses/actual returns	1,000.00	1,073.50	4.64	0.90%
	Hypothetical example	1,000.00	1,020.40	4.52	0.90%
Class R2	Actual expenses/actual returns	1,000.00	1,071.60	6.59	1.28%
	Hypothetical example	1,000.00	1,018.50	6.42	1.28%
Class R6	Actual expenses/actual returns	1,000.00	1,074.20	4.07	0.79%
	Hypothetical example	1,000.00	1,020.90	3.97	0.79%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
7	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 97.8%		$1,568,948,668
(Cost $1,021,897,906)
Communication services 11.4%		183,307,837
Interactive media and services 11.4%
Alphabet, Inc., Class C (A)	59,265	79,928,335
Facebook, Inc., Class A (A)	344,668	70,556,986
Match Group, Inc. (A)(B)	426,488	32,822,516
Consumer discretionary 18.3%		292,857,178
Hotels, restaurants and leisure 3.4%
Yum! Brands, Inc.	630,122	54,461,444
Internet and direct marketing retail 7.5%
Amazon.com, Inc. (A)	35,956	88,955,144
Booking Holdings, Inc. (A)	21,030	31,136,387
Specialty retail 3.8%
The TJX Companies, Inc.	607,876	29,816,318
Ulta Beauty, Inc. (A)	140,573	30,633,668
Textiles, apparel and luxury goods 3.6%
NIKE, Inc., Class B	663,618	57,854,217
Health care 21.7%		348,340,566
Biotechnology 2.5%
Regeneron Pharmaceuticals, Inc. (A)	75,290	39,593,505
Health care equipment and supplies 11.9%
Abbott Laboratories	576,832	53,120,458
Becton, Dickinson and Company	184,588	46,614,008
Danaher Corp.	298,765	48,836,127
Intuitive Surgical, Inc. (A)	82,967	42,386,181
Health care providers and services 4.0%
UnitedHealth Group, Inc.	218,086	63,783,612
Life sciences tools and services 3.3%
Illumina, Inc. (A)	169,284	54,006,675
Industrials 3.4%		54,016,124
Professional services 3.4%
IHS Markit, Ltd.	802,617	54,016,124
Information technology 35.2%		565,069,410
IT services 12.4%
FleetCor Technologies, Inc. (A)	228,660	55,164,225
PayPal Holdings, Inc. (A)	560,854	68,985,042
Visa, Inc., Class A	418,266	74,752,500
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	8

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 2.1%
Xilinx, Inc.	384,344	$33,591,666
Software 20.7%
Adobe, Inc. (A)	88,421	31,269,202
Autodesk, Inc. (A)	355,634	66,549,790
Intuit, Inc.	175,358	47,313,342
Microsoft Corp.	459,761	82,393,769
salesforce.com, Inc. (A)	341,453	55,298,313
Workday, Inc., Class A (A)	323,272	49,751,561
Materials 5.0%		79,553,335
Chemicals 5.0%
Ecolab, Inc.	262,724	50,837,094
Linde PLC	156,075	28,716,241
Real estate 2.8%		45,804,218
Equity real estate investment trusts 2.8%
Equinix, Inc.	67,838	45,804,218

	Yield (%)	Shares	Value
Short-term investments 4.2%			$67,913,315
(Cost $67,875,391)
Short-term funds 4.2%			67,913,315
John Hancock Collateral Trust (C)	0.6614(D)	3,428,540	34,314,203
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2162(D)	33,599,112	33,599,112

Total investments (Cost $1,089,773,297) 102.0%	$1,636,861,983
Other assets and liabilities, net (2.0%)	(32,773,589)
Total net assets 100.0%	$1,604,088,394

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-20.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 4-30-20.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $1,091,484,297. Net unrealized appreciation aggregated to $545,377,686, of which $552,915,215 related to gross unrealized appreciation and $7,537,529 related to gross unrealized depreciation.
9	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,055,497,018) including $33,604,490 of securities loaned	$1,602,547,780
Affiliated investments, at value (Cost $34,276,279)	34,314,203
Total investments, at value (Cost $1,089,773,297)	1,636,861,983
Dividends and interest receivable	733,009
Receivable for fund shares sold	4,126,549
Receivable for securities lending income	214,760
Other assets	138,854
Total assets	1,642,075,155
Liabilities
Payable for fund shares repurchased	2,208,338
Payable upon return of securities loaned	34,283,705
Payable to affiliates
Investment management fees	886,741
Accounting and legal services fees	81,493
Transfer agent fees	135,976
Distribution and service fees	201,087
Trustees' fees	2,410
Other liabilities and accrued expenses	187,011
Total liabilities	37,986,761
Net assets	$1,604,088,394
Net assets consist of
Paid-in capital	$942,542,695
Total distributable earnings (loss)	661,545,699
Net assets	$1,604,088,394

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($749,756,686 ÷ 14,439,430 shares)[1]	$51.92
Class B ($6,311,813 ÷ 151,704 shares)[1]	$41.61
Class C ($71,355,304 ÷ 1,713,959 shares)[1]	$41.63
Class I ($538,143,972 ÷ 9,483,886 shares)	$56.74
Class R2 ($1,691,436 ÷ 30,724 shares)	$55.05
Class R6 ($236,829,183 ÷ 4,138,400 shares)	$57.23
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$54.65

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	10

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$5,862,741
Securities lending	339,126
Interest	180,606
Less foreign taxes withheld	(591)
Total investment income	6,381,882
Expenses
Investment management fees	5,749,472
Distribution and service fees	1,292,873
Accounting and legal services fees	141,930
Transfer agent fees	868,792
Trustees' fees	13,685
Custodian fees	93,261
State registration fees	65,881
Printing and postage	33,597
Professional fees	32,349
Other	33,439
Total expenses	8,325,279
Less expense reductions	(56,561)
Net expenses	8,268,718
Net investment loss	(1,886,836)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	118,145,473
Affiliated investments	(9,113)
118,136,360
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(7,464,574)
Affiliated investments	37,924
(7,426,650)
Net realized and unrealized gain	110,709,710
Increase in net assets from operations	$108,822,874
11	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment loss	$(1,886,836)	$(95,491)
Net realized gain	118,136,360	111,541,170
Change in net unrealized appreciation (depreciation)	(7,426,650)	125,623,184
Increase in net assets resulting from operations	108,822,874	237,068,863
Distributions to shareholders
From earnings
Class A	(47,750,249)	(69,118,650)
Class B	(685,984)	(1,675,246)
Class C	(5,665,021)	(9,327,579)
Class I	(35,525,171)	(72,648,617)
Class R2	(91,843)	(169,763)
Class R6	(12,538,401)	(15,029,985)
Total distributions	(102,256,669)	(167,969,840)
From fund share transactions	40,461,931	(46,191,535)
Total increase	47,028,136	22,907,488
Net assets
Beginning of period	1,557,060,258	1,534,152,770
End of period	$1,604,088,394	$1,557,060,258
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	12

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$51.76	$49.26	$47.15	$41.00	$43.87	$45.02
Net investment income (loss)[2]	(0.09)	(0.05)	(0.07)	(0.05)	(0.03)	0.07
Net realized and unrealized gain (loss) on investments	3.75	8.18	5.51	8.31	(0.13)	4.98
Total from investment operations	3.66	8.13	5.44	8.26	(0.16)	5.05
Less distributions
From net investment income	—	—	—	—	(0.04)	(0.10)
From net realized gain	(3.50)	(5.63)	(3.33)	(2.11)	(2.67)	(6.10)
Total distributions	(3.50)	(5.63)	(3.33)	(2.11)	(2.71)	(6.20)
Net asset value, end of period	$51.92	$51.76	$49.26	$47.15	$41.00	$43.87
Total return (%)[3,4]	7.22 [5]	18.96	12.11	21.12	(0.42)	13.19
Ratios and supplemental data
Net assets, end of period (in millions)	$750	$707	$612	$577	$608	$660
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16 [6]	1.16	1.16	1.17	1.18	1.18
Expenses including reductions	1.15 [6]	1.15	1.15	1.16	1.17	1.17
Net investment income (loss)	(0.34) [6]	(0.11)	(0.14)	(0.12)	(0.07)	0.16
Portfolio turnover (%)	24	32	42	41	44	30

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
13	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$42.29	$41.57	$40.57	$35.82	$38.90	$40.80
Net investment loss[2]	(0.22)	(0.33)	(0.37)	(0.32)	(0.29)	(0.22)
Net realized and unrealized gain (loss) on investments	3.04	6.68	4.70	7.18	(0.12)	4.42
Total from investment operations	2.82	6.35	4.33	6.86	(0.41)	4.20
Less distributions
From net realized gain	(3.50)	(5.63)	(3.33)	(2.11)	(2.67)	(6.10)
Net asset value, end of period	$41.61	$42.29	$41.57	$40.57	$35.82	$38.90
Total return (%)[3,4]	6.83 [5]	18.08	11.28	20.22	(1.16)	12.33
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$9	$13	$16	$19	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91 [6]	1.91	1.91	1.92	1.93	1.93
Expenses including reductions	1.90 [6]	1.90	1.90	1.91	1.92	1.92
Net investment loss	(1.08) [6]	(0.83)	(0.89)	(0.86)	(0.82)	(0.60)
Portfolio turnover (%)	24	32	42	41	44	30

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	14

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$42.31	$41.59	$40.59	$35.84	$38.92	$40.81
Net investment loss[2]	(0.22)	(0.34)	(0.37)	(0.32)	(0.29)	(0.22)
Net realized and unrealized gain (loss) on investments	3.04	6.69	4.70	7.18	(0.12)	4.43
Total from investment operations	2.82	6.35	4.33	6.86	(0.41)	4.21
Less distributions
From net realized gain	(3.50)	(5.63)	(3.33)	(2.11)	(2.67)	(6.10)
Net asset value, end of period	$41.63	$42.31	$41.59	$40.59	$35.84	$38.92
Total return (%)[3,4]	6.82 [5]	18.07	11.28	20.21	(1.16)	12.36
Ratios and supplemental data
Net assets, end of period (in millions)	$71	$69	$70	$102	$117	$136
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91 [6]	1.91	1.91	1.92	1.93	1.93
Expenses including reductions	1.90 [6]	1.90	1.90	1.91	1.92	1.92
Net investment loss	(1.09) [6]	(0.85)	(0.91)	(0.86)	(0.82)	(0.59)
Portfolio turnover (%)	24	32	42	41	44	30

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
15	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$56.19	$52.86	$50.25	$43.45	$46.27	$47.12
Net investment income (loss)[2]	(0.02)	0.09	0.05	0.06	0.08	0.18
Net realized and unrealized gain (loss) on investments	4.07	8.87	5.89	8.85	(0.13)	5.25
Total from investment operations	4.05	8.96	5.94	8.91	(0.05)	5.43
Less distributions
From net investment income	—	—	—	—	(0.10)	(0.18)
From net realized gain	(3.50)	(5.63)	(3.33)	(2.11)	(2.67)	(6.10)
Total distributions	(3.50)	(5.63)	(3.33)	(2.11)	(2.77)	(6.28)
Net asset value, end of period	$56.74	$56.19	$52.86	$50.25	$43.45	$46.27
Total return (%)[3]	7.35 [4]	19.26	12.37	21.44	(0.14)	13.48
Ratios and supplemental data
Net assets, end of period (in millions)	$538	$572	$694	$751	$313	$293
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91 [5]	0.92	0.92	0.91	0.92	0.91
Expenses including reductions	0.90 [5]	0.91	0.91	0.90	0.91	0.91
Net investment income (loss)	(0.09) [5]	0.17	0.09	0.13	0.19	0.41
Portfolio turnover (%)	24	32	42	41	44	30

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	16

CLASS R2 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$54.71	$51.80	$49.48	$42.99	$45.89	$46.82
Net investment loss[2]	(0.13)	(0.12)	(0.14)	(0.12)	(0.09)	(0.05)
Net realized and unrealized gain (loss) on investments	3.97	8.66	5.79	8.72	(0.13)	5.27
Total from investment operations	3.84	8.54	5.65	8.60	(0.22)	5.22
Less distributions
From net investment income	—	—	—	—	(0.01)	(0.05)
From net realized gain	(3.50)	(5.63)	(3.33)	(2.11)	(2.67)	(6.10)
Total distributions	(3.50)	(5.63)	(3.33)	(2.11)	(2.68)	(6.15)
Net asset value, end of period	$55.05	$54.71	$51.80	$49.48	$42.99	$45.89
Total return (%)[3]	7.16 [4]	18.81	11.95	20.93	(0.54)	13.01
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$2	$5	$6	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28 [5]	1.29	1.30	1.31	1.32	1.30
Expenses including reductions	1.28 [5]	1.28	1.29	1.30	1.32	1.29
Net investment loss	(0.47) [5]	(0.23)	(0.28)	(0.26)	(0.21)	(0.11)
Portfolio turnover (%)	24	32	42	41	44	30

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
17	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$56.61	$53.17	$50.47	$43.59	$46.39	$47.23
Net investment income[2]	0.01	0.13	0.11	0.11	0.13	0.24
Net realized and unrealized gain (loss) on investments	4.11	8.94	5.92	8.88	(0.13)	5.25
Total from investment operations	4.12	9.07	6.03	8.99	—	5.49
Less distributions
From net investment income	—	—	—	—	(0.13)	(0.23)
From net realized gain	(3.50)	(5.63)	(3.33)	(2.11)	(2.67)	(6.10)
Total distributions	(3.50)	(5.63)	(3.33)	(2.11)	(2.80)	(6.33)
Net asset value, end of period	$57.23	$56.61	$53.17	$50.47	$43.59	$46.39
Total return (%)[3]	7.42 [4]	19.37	12.50	21.56	(0.03)	13.61
Ratios and supplemental data
Net assets, end of period (in millions)	$237	$199	$143	$6	$5	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79 [5]	0.81	0.81	0.82	0.82	0.82
Expenses including reductions	0.79 [5]	0.80	0.80	0.80	0.80	0.80
Net investment income	0.02 [5]	0.24	0.21	0.23	0.30	0.55
Portfolio turnover (%)	24	32	42	41	44	30

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	18

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock U.S. Global Leaders Growth Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
19	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2020, the fund loaned securities valued at $33,604,490 and received $34,283,705 of cash collateral.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	20

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $2,890.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
Qualified late year ordinary losses of $81,356 are treated as occurring on November 1, 2019, the first day of the fund’s next taxable year.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
21	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.75% of the first $500 million of the fund’s average daily net assets; (b) 0.73% of the next $500 million of the fund’s average daily net assets; (c) 0.71% of the next $1 billion of the fund’s average daily net assets; (d) 0.70% of the next $3 billion of the fund’s average daily net assets; and (e) 0.65% of the fund’s average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Sustainable Growth Advisers, LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$25,907
Class B	277
Class C	2,484
Class I	20,187
Class	Expense reduction
Class R2	$55
Class R6	7,651
Total	$56,561

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	22

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.72% of the fund's average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $377,782 for the six months ended April 30, 2020. Of this amount, $63,577 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $314,205 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, CDSCs received by the Distributor amounted to $3,722 and $5,484 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
23	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$904,273	$453,981
Class B	38,419	4,817
Class C	346,447	43,477
Class I	—	352,322
Class R2	3,734	101
Class R6	—	14,094
Total	$1,292,873	$868,792
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,358,045	$68,082,650	2,040,596	$98,162,511
Distributions reinvested	906,107	46,003,012	1,555,898	66,312,369
Repurchased	(1,490,543)	(73,724,699)	(2,356,982)	(113,435,549)
Net increase	773,609	$40,360,963	1,239,512	$51,039,331
Class B shares
Sold	1,556	$64,971	4,107	$153,671
Distributions reinvested	15,375	627,298	43,715	1,532,211
Repurchased	(69,907)	(2,709,455)	(152,674)	(6,062,816)
Net decrease	(52,976)	$(2,017,186)	(104,852)	$(4,376,934)
Class C shares
Sold	186,512	$7,336,240	293,780	$11,487,433
Distributions reinvested	130,283	5,319,456	249,890	8,763,643
Repurchased	(233,478)	(9,184,574)	(590,125)	(23,279,807)
Net increase (decrease)	83,317	$3,471,122	(46,455)	$(3,028,731)
Class I shares
Sold	1,586,148	$85,722,674	3,675,754	$192,856,193
Distributions reinvested	616,231	34,157,667	1,521,468	70,246,195
Repurchased	(2,897,348)	(156,865,882)	(8,153,014)	(394,597,753)
Net decrease	(694,969)	$(36,985,541)	(2,955,792)	$(131,495,365)
SEMIANNUAL REPORT | JOHN HANCOCK U.S. Global Leaders Growth Fund	24

	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	4,936	$253,283	7,700	$393,159
Distributions reinvested	1,623	87,417	3,706	167,161
Repurchased	(3,222)	(171,089)	(27,804)	(1,433,687)
Net increase (decrease)	3,337	$169,611	(16,398)	$(873,367)
Class R6 shares
Sold	892,199	$49,570,827	1,233,926	$66,218,577
Distributions reinvested	223,943	12,513,939	323,400	15,028,390
Repurchased	(486,706)	(26,621,804)	(734,039)	(38,703,436)
Net increase	629,436	$35,462,962	823,287	$42,543,531
Total net increase (decrease)	741,754	$40,461,931	(1,060,698)	$(46,191,535)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $367,037,005 and $447,377,119, respectively, for the six months ended April 30, 2020.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,428,540	—	$95,002,741	$(60,717,349)	$(9,113)	$37,924	$339,126	—	$34,314,203

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
25	JOHN HANCOCK U.S. Global Leaders Growth Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock U.S. Global Leaders Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Sustainable Growth Advisers, LP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       26

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       27

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       28

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Sustainable Growth Advisers, LP (SGA)

Portfolio Managers

Gordon M. Marchand, CFA, CPA, CIC
Robert L. Rohn
Kishore Rao

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182644	26SA 4/20 6/2020

John Hancock

Classic Value Fund

Semiannual report 4/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R5 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The U.S. financial markets were on pace to deliver strong returns during the 6 months ended April 30, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March.

In response to the sell-off, the U.S. Federal Reserve acted quickly with a broad array of actions to limit the economic damage from the pandemic, including up to $2.3 trillion in lending to support households, employers, financial markets, and state and local governments. These steps, along with the passage of an estimated $2 trillion federal economic stimulus bill, helped lift the markets during the final month of the period.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Classic Value Fund

Table of contents

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
15	Financial highlights
24	Notes to financial statements
32	Statement regarding liquidity risk management
35	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2020 (%)

Class A shares (without sales charge)
Russell 1000 Value Index
Morningstar large value fund category average
−27.18
−13.66
−13.76
−28.84
−11.01
−11.60
−7.53
1.42
1.31
−1.87
3.90
3.22
4.62
8.54
7.52
6 month (cumulative)
1 year
3 year
5 year
10 year

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 4/30/2020 (%)

TOP 10 HOLDINGS AS OF 4/30/2020 (%)

General Electric Company	4.6
American International Group, Inc.	4.4
Lear Corp.	4.2
Citigroup, Inc.	4.2
Capital One Financial Corp.	3.9
Halliburton Company	3.7
Hewlett Packard Enterprise Company	3.6
Equitable Holdings, Inc.	3.5
Wells Fargo & Company	3.4
National Oilwell Varco, Inc.	3.3
TOTAL	38.8
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-32.41	-2.87	4.08	-30.83	-13.55	49.15
Class B	-32.79	-2.96	3.99	-30.95	-13.97	47.92
Class C	-30.06	-2.60	3.83	-28.17	-12.34	45.69
Class I1	-28.67	-1.62	4.92	-27.10	-7.84	61.64
Class R1[1]	-29.14	-2.24	4.25	-27.33	-10.72	51.66
Class R2[1,2]	-28.96	-2.00	4.56	-27.23	-9.63	56.26
Class R3[1,2]	-29.03	-2.13	4.36	-27.27	-10.19	53.19
Class R5[1,2]	-28.61	-1.55	4.98	-27.04	-7.51	62.54
Class R6[1,2]	-28.58	-1.50	4.95	-27.03	-7.30	62.16
Index†	-11.01	3.90	8.54	-13.66	21.11	126.97

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R5	Class R6
Gross (%)	1.18	1.93	1.93	0.93	1.58	1.33	1.48	0.88	0.83
Net (%)	1.17	1.92	1.92	0.92	1.57	1.32	1.47	0.87	0.82

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Classic Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	4-30-10	14,792	14,792	22,697
Class C3	4-30-10	14,569	14,569	22,697
Class I1	4-30-10	16,164	16,164	22,697
Class R1[1]	4-30-10	15,166	15,166	22,697
Class R2[1,2]	4-30-10	15,626	15,626	22,697
Class R3[1,2]	4-30-10	15,319	15,319	22,697
Class R5[1,2]	4-30-10	16,254	16,254	22,697
Class R6[1,2]	4-30-10	16,216	16,216	22,697

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectus.
2	Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class A shares and have not been adjusted for expenses; otherwise, returns would vary.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2019, with the same investment held until April 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	6

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2019	Ending value on 4-30-2020	Expenses paid during period ended 4-30-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 728.20	$5.03	1.17%
	Hypothetical example	1,000.00	1,019.00	5.87	1.17%
Class B	Actual expenses/actual returns	1,000.00	725.30	8.24	1.92%
	Hypothetical example	1,000.00	1,015.30	9.62	1.92%
Class C	Actual expenses/actual returns	1,000.00	725.20	8.24	1.92%
	Hypothetical example	1,000.00	1,015.30	9.62	1.92%
Class I	Actual expenses/actual returns	1,000.00	729.00	3.95	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%
Class R1	Actual expenses/actual returns	1,000.00	726.70	6.70	1.56%
	Hypothetical example	1,000.00	1,017.10	7.82	1.56%
Class R2	Actual expenses/actual returns	1,000.00	727.70	5.63	1.31%
	Hypothetical example	1,000.00	1,018.30	6.57	1.31%
Class R3	Actual expenses/actual returns	1,000.00	727.30	6.10	1.42%
	Hypothetical example	1,000.00	1,017.80	7.12	1.42%
Class R5	Actual expenses/actual returns	1,000.00	729.60	3.70	0.86%
	Hypothetical example	1,000.00	1,020.60	4.32	0.86%
Class R6	Actual expenses/actual returns	1,000.00	729.70	3.48	0.81%
	Hypothetical example	1,000.00	1,020.80	4.07	0.81%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
7	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-20 (unaudited)
	Shares	Value
Common stocks 98.7%		$1,649,664,207
(Cost $2,069,978,779)
Communication services 2.2%		36,201,734
Media 2.2%
The Interpublic Group of Companies, Inc.	2,132,022	36,201,734
Consumer discretionary 18.4%		307,705,986
Auto components 4.2%
Lear Corp.	715,716	69,889,667
Automobiles 3.1%
Ford Motor Company	10,166,981	51,749,933
Hotels, restaurants and leisure 0.3%
Carnival Corp. (A)	313,749	4,988,609
Household durables 5.5%
Mohawk Industries, Inc. (B)	486,678	42,691,394
Newell Brands, Inc.	3,583,738	49,742,283
Textiles, apparel and luxury goods 5.3%
Gildan Activewear, Inc. (A)	3,326,777	46,375,271
PVH Corp.	858,599	42,268,829
Energy 13.0%		217,112,715
Energy equipment and services 10.2%
Baker Hughes Company	3,814,561	53,213,126
Halliburton Company	5,903,239	61,984,010
National Oilwell Varco, Inc.	4,365,263	55,176,924
Oil, gas and consumable fuels 2.8%
Cenovus Energy, Inc. (A)	4,454,588	16,214,700
Exxon Mobil Corp.	189,747	8,817,543
Royal Dutch Shell PLC, ADR, Class A (A)	655,189	21,706,412
Financials 40.0%		668,478,110
Banks 12.8%
Bank of America Corp.	1,899,889	45,692,330
Citigroup, Inc.	1,439,127	69,884,007
JPMorgan Chase & Co.	437,018	41,848,844
Wells Fargo & Company	1,937,271	56,277,723
Capital markets 8.3%
KKR & Company, Inc., Class A	681,862	17,189,741
Morgan Stanley	1,214,300	47,879,849
The Goldman Sachs Group, Inc.	258,146	47,349,139
UBS Group AG (A)(B)	2,425,319	26,096,432
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	8

	Shares	Value
Financials (continued)
Consumer finance 3.9%
Capital One Financial Corp.	1,010,980	$65,471,065
Diversified financial services 5.5%
Equitable Holdings, Inc.	3,235,354	59,271,685
Voya Financial, Inc.	727,261	32,850,379
Insurance 9.5%
American International Group, Inc.	2,909,396	73,985,940
Axis Capital Holdings, Ltd.	852,023	31,184,042
MetLife, Inc.	1,482,731	53,496,934
Health care 4.8%		80,836,306
Health care providers and services 3.8%
Cardinal Health, Inc.	492,754	24,381,468
McKesson Corp.	282,319	39,877,559
Pharmaceuticals 1.0%
Mylan NV (B)	988,508	16,577,279
Industrials 10.5%		176,345,532
Industrial conglomerates 4.6%
General Electric Company	11,422,825	77,675,213
Machinery 5.9%
Stanley Black & Decker, Inc.	424,377	46,766,345
Wabtec Corp.	919,957	51,903,974
Information technology 6.7%		111,181,631
IT services 3.1%
Cognizant Technology Solutions Corp., Class A	879,945	51,054,409
Technology hardware, storage and peripherals 3.6%
Hewlett Packard Enterprise Company	5,976,861	60,127,222
Materials 2.3%		38,731,175
Chemicals 2.3%
Dow, Inc.	1,055,633	38,731,175
Utilities 0.8%		13,071,018
Electric utilities 0.8%
Edison International	222,637	13,071,018

	Yield (%)	Shares	Value
Short-term investments 4.1%			$68,266,406
(Cost $68,209,335)
Short-term funds 4.1%			68,266,406
John Hancock Collateral Trust (C)	0.6614(D)	6,074,988	60,800,906
State Street Institutional Treasury Money Market Fund, Premier Class	0.2521(D)	7,465,500	7,465,500
9	JOHN HANCOCK CLASSIC VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $2,138,188,114) 102.8%	$1,717,930,613
Other assets and liabilities, net (2.8%)	(46,381,761)
Total net assets 100.0%	$1,671,548,852

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 4-30-20.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 4-30-20.
At 4-30-20, the aggregate cost of investments for federal income tax purposes was $2,147,676,529. Net unrealized depreciation aggregated to $429,745,916, of which $96,967,023 related to gross unrealized appreciation and $526,712,939 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CLASSIC VALUE FUND	10

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,077,444,279) including $60,054,909 of securities loaned	$1,657,129,707
Affiliated investments, at value (Cost $60,743,835)	60,800,906
Total investments, at value (Cost $2,138,188,114)	1,717,930,613
Cash	141,931
Dividends and interest receivable	430,345
Receivable for fund shares sold	2,784,654
Receivable for investments sold	17,366,002
Receivable for securities lending income	39,445
Other assets	171,065
Total assets	1,738,864,055
Liabilities
Payable for fund shares repurchased	5,043,928
Payable upon return of securities loaned	60,725,331
Payable to affiliates
Investment management fees	1,005,397
Accounting and legal services fees	83,109
Transfer agent fees	147,560
Distribution and service fees	64,203
Trustees' fees	3,660
Other liabilities and accrued expenses	242,015
Total liabilities	67,315,203
Net assets	$1,671,548,852
Net assets consist of
Paid-in capital	$2,099,298,121
Total distributable earnings (loss)	(427,749,269)
Net assets	$1,671,548,852

11	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-20 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($235,781,699 ÷ 10,818,240 shares)[1]	$21.79
Class B ($658,064 ÷ 30,681 shares)[1]	$21.45
Class C ($12,145,201 ÷ 566,558 shares)[1]	$21.44
Class I ($1,131,212,155 ÷ 51,804,370 shares)	$21.84
Class R1 ($1,558,162 ÷ 71,350 shares)	$21.84
Class R2 ($325,697 ÷ 14,971 shares)	$21.76
Class R3 ($285,985 ÷ 13,151 shares)	$21.75
Class R5 ($68,335 ÷ 3,127 shares)	$21.85
Class R6 ($289,513,554 ÷ 13,247,866 shares)	$21.85
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$22.94

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	12

STATEMENT OF OPERATIONS For the six months ended 4-30-20 (unaudited)

Investment income
Dividends	$25,327,160
Securities lending	405,829
Interest	173,881
Less foreign taxes withheld	(335,193)
Total investment income	25,571,677
Expenses
Investment management fees	7,679,425
Distribution and service fees	510,757
Accounting and legal services fees	173,841
Transfer agent fees	1,095,211
Trustees' fees	18,811
Custodian fees	126,044
State registration fees	93,449
Printing and postage	67,108
Professional fees	45,662
Other	50,462
Total expenses	9,860,770
Less expense reductions	(74,095)
Net expenses	9,786,675
Net investment income	15,785,002
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(6,189,829)
Affiliated investments	(4,090)
(6,193,919)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(575,652,308)
Affiliated investments	57,071
(575,595,237)
Net realized and unrealized loss	(581,789,156)
Decrease in net assets from operations	$(566,004,154)
13	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-20 (unaudited)	Year ended 10-31-19
Increase (decrease) in net assets
From operations
Net investment income	$15,785,002	$49,237,273
Net realized gain (loss)	(6,193,919)	46,467,484
Change in net unrealized appreciation (depreciation)	(575,595,237)	(48,665,815)
Increase (decrease) in net assets resulting from operations	(566,004,154)	47,038,942
Distributions to shareholders
From earnings
Class A	(15,791,415)	(7,360,607)
Class B	(54,234)	(34,706)
Class C	(799,388)	(352,002)
Class I	(70,961,501)	(35,683,141)
Class R1	(100,041)	(51,460)
Class R2	(22,226)	(170,439)
Class R3	(17,405)	(27,551)
Class R4[1]	—	(1,632)
Class R5	(4,464)	(1,701)
Class R6	(17,939,030)	(9,493,876)
Total distributions	(105,689,704)	(53,177,115)
From fund share transactions	195,217,487	(139,528,741)
Total decrease	(476,476,371)	(145,666,914)
Net assets
Beginning of period	2,148,025,223	2,293,692,137
End of period	$1,671,548,852	$2,148,025,223

[1]	Class R4 shares were fully redeemed on 10-29-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	14

Financial highlights
CLASS A SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$31.31	$31.52	$32.32	$26.12	$25.49	$25.82
Net investment income[2]	0.19	0.61	0.46	0.34	0.43	0.28
Net realized and unrealized gain (loss) on investments	(8.22)	(0.15)	(0.94)	6.38	0.54	(0.39)
Total from investment operations	(8.03)	0.46	(0.48)	6.72	0.97	(0.11)
Less distributions
From net investment income	(0.78)	(0.39)	(0.32)	(0.52)	(0.34)	(0.22)
From net realized gain	(0.71)	(0.28)	—	—	—	—
Total distributions	(1.49)	(0.67)	(0.32)	(0.52)	(0.34)	(0.22)
Net asset value, end of period	$21.79	$31.31	$31.52	$32.32	$26.12	$25.49
Total return (%)[3,4]	(27.18) [5]	1.67	(1.53)	25.91	3.90	(0.42)
Ratios and supplemental data
Net assets, end of period (in millions)	$236	$334	$348	$354	$308	$351
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18 [6]	1.18	1.17	1.18	1.19	1.19
Expenses including reductions	1.17 [6]	1.17	1.16	1.17	1.18	1.18
Net investment income	1.34 [6]	2.00	1.37	1.12	1.76	1.07
Portfolio turnover (%)	17	35	28	45	21	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
15	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$30.73	$30.91	$31.70	$25.66	$25.04	$25.37
Net investment income[2]	0.09	0.42	0.22	0.12	0.25	0.08
Net realized and unrealized gain (loss) on investments	(8.11)	(0.19)	(0.92)	6.26	0.52	(0.38)
Total from investment operations	(8.02)	0.23	(0.70)	6.38	0.77	(0.30)
Less distributions
From net investment income	(0.55)	(0.13)	(0.09)	(0.34)	(0.15)	(0.03)
From net realized gain	(0.71)	(0.28)	—	—	—	—
Total distributions	(1.26)	(0.41)	(0.09)	(0.34)	(0.15)	(0.03)
Net asset value, end of period	$21.45	$30.73	$30.91	$31.70	$25.66	$25.04
Total return (%)[3,4]	(27.47) [5]	0.87	(2.22)	24.96	3.10	(1.18)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$3	$4	$6	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93 [6]	1.93	1.92	1.93	1.94	1.93
Expenses including reductions	1.92 [6]	1.92	1.91	1.92	1.93	1.93
Net investment income	0.64 [6]	1.41	0.65	0.40	1.03	0.32
Portfolio turnover (%)	17	35	28	45	21	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	16

CLASS C SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$30.72	$30.89	$31.69	$25.65	$25.03	$25.36
Net investment income[2]	0.09	0.39	0.26	0.11	0.24	0.08
Net realized and unrealized gain (loss) on investments	(8.11)	(0.14)	(0.97)	6.27	0.53	(0.38)
Total from investment operations	(8.02)	0.25	(0.71)	6.38	0.77	(0.30)
Less distributions
From net investment income	(0.55)	(0.14)	(0.09)	(0.34)	(0.15)	(0.03)
From net realized gain	(0.71)	(0.28)	—	—	—	—
Total distributions	(1.26)	(0.42)	(0.09)	(0.34)	(0.15)	(0.03)
Net asset value, end of period	$21.44	$30.72	$30.89	$31.69	$25.65	$25.03
Total return (%)[3,4]	(27.48) [5]	0.92	(2.25)	24.96	3.11	(1.18)
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$20	$26	$75	$76	$88
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93 [6]	1.93	1.92	1.93	1.94	1.94
Expenses including reductions	1.92 [6]	1.92	1.91	1.92	1.93	1.93
Net investment income	0.61 [6]	1.31	0.76	0.38	1.01	0.32
Portfolio turnover (%)	17	35	28	45	21	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
17	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$31.40	$31.62	$32.42	$26.19	$25.56	$25.90
Net investment income[2]	0.22	0.69	0.55	0.41	0.51	0.35
Net realized and unrealized gain (loss) on investments	(8.21)	(0.16)	(0.95)	6.41	0.53	(0.40)
Total from investment operations	(7.99)	0.53	(0.40)	6.82	1.04	(0.05)
Less distributions
From net investment income	(0.86)	(0.47)	(0.40)	(0.59)	(0.41)	(0.29)
From net realized gain	(0.71)	(0.28)	—	—	—	—
Total distributions	(1.57)	(0.75)	(0.40)	(0.59)	(0.41)	(0.29)
Net asset value, end of period	$21.84	$31.40	$31.62	$32.42	$26.19	$25.56
Total return (%)[3]	(27.10) [4]	1.93	(1.29)	26.24	4.18	(0.19)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,131	$1,429	$1,518	$1,767	$1,146	$1,591
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93 [5]	0.94	0.93	0.92	0.93	0.92
Expenses including reductions	0.92 [5]	0.93	0.92	0.91	0.92	0.91
Net investment income	1.57 [5]	2.24	1.62	1.35	2.07	1.34
Portfolio turnover (%)	17	35	28	45	21	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	18

CLASS R1 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$31.31	$31.50	$32.31	$26.13	$25.49	$25.83
Net investment income[2]	0.14	0.51	0.33	0.21	0.34	0.17
Net realized and unrealized gain (loss) on investments	(8.24)	(0.16)	(0.94)	6.40	0.55	(0.38)
Total from investment operations	(8.10)	0.35	(0.61)	6.61	0.89	(0.21)
Less distributions
From net investment income	(0.66)	(0.26)	(0.20)	(0.43)	(0.25)	(0.13)
From net realized gain	(0.71)	(0.28)	—	—	—	—
Total distributions	(1.37)	(0.54)	(0.20)	(0.43)	(0.25)	(0.13)
Net asset value, end of period	$21.84	$31.31	$31.50	$32.31	$26.13	$25.49
Total return (%)[3]	(27.33) [4]	1.27	(1.92)	25.43	3.53	(0.82)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$3	$4	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56 [5]	1.57	1.56	1.57	1.55	1.57
Expenses including reductions	1.56 [5]	1.56	1.56	1.56	1.55	1.57
Net investment income	0.95 [5]	1.66	0.99	0.71	1.40	0.64
Portfolio turnover (%)	17	35	28	45	21	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
19	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$31.23	$31.44	$32.24	$26.07	$25.46	$25.85
Net investment income[2]	0.17	0.47	0.40	0.25	0.36	0.26
Net realized and unrealized gain (loss) on investments	(8.19)	(0.06)	(0.92)	6.41	0.58	(0.41)
Total from investment operations	(8.02)	0.41	(0.52)	6.66	0.94	(0.15)
Less distributions
From net investment income	(0.74)	(0.34)	(0.28)	(0.49)	(0.33)	(0.24)
From net realized gain	(0.71)	(0.28)	—	—	—	—
Total distributions	(1.45)	(0.62)	(0.28)	(0.49)	(0.33)	(0.24)
Net asset value, end of period	$21.76	$31.23	$31.44	$32.24	$26.07	$25.46
Total return (%)[3]	(27.23) [4]	1.50	(1.66)	25.71	3.76	(0.56)
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$9	$7	$1	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32 [6]	1.30	1.32	1.33	1.33	1.26
Expenses including reductions	1.31 [6]	1.29	1.31	1.32	1.32	1.26
Net investment income	1.20 [6]	1.50	1.21	0.84	1.47	0.99
Portfolio turnover (%)	17	35	28	45	21	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	20

CLASS R3 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$31.21	$31.42	$32.20	$26.03	$25.41	$25.75
Net investment income[2]	0.16	0.64	0.39	0.24	0.36	0.20
Net realized and unrealized gain (loss) on investments	(8.20)	(0.27)	(0.94)	6.38	0.53	(0.39)
Total from investment operations	(8.04)	0.37	(0.55)	6.62	0.89	(0.19)
Less distributions
From net investment income	(0.71)	(0.30)	(0.23)	(0.45)	(0.27)	(0.15)
From net realized gain	(0.71)	(0.28)	—	—	—	—
Total distributions	(1.42)	(0.58)	(0.23)	(0.45)	(0.27)	(0.15)
Net asset value, end of period	$21.75	$31.21	$31.42	$32.20	$26.03	$25.41
Total return (%)[3]	(27.27) [4]	1.38	(1.74)	25.58	3.57	(0.73)
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42 [6]	1.45	1.40	1.47	1.48	1.48
Expenses including reductions	1.42 [6]	1.44	1.40	1.47	1.47	1.47
Net investment income	1.14 [6]	2.08	1.17	0.79	1.48	0.78
Portfolio turnover (%)	17	35	28	45	21	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
21	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$31.42	$31.65	$32.44	$26.21	$25.57	$25.92
Net investment income[2]	0.23	0.66	0.57	0.43	0.54	0.37
Net realized and unrealized gain (loss) on investments	(8.22)	(0.12)	(0.94)	6.40	0.52	(0.40)
Total from investment operations	(7.99)	0.54	(0.37)	6.83	1.06	(0.03)
Less distributions
From net investment income	(0.87)	(0.49)	(0.42)	(0.60)	(0.42)	(0.32)
From net realized gain	(0.71)	(0.28)	—	—	—	—
Total distributions	(1.58)	(0.77)	(0.42)	(0.60)	(0.42)	(0.32)
Net asset value, end of period	$21.85	$31.42	$31.65	$32.44	$26.21	$25.57
Total return (%)[3]	(27.04) [4]	1.97	(1.22)	26.27	4.27	(0.11)
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87 [6]	0.88	0.87	0.88	0.86	0.85
Expenses including reductions	0.86 [6]	0.87	0.87	0.87	0.86	0.84
Net investment income	1.65 [6]	2.17	1.68	1.40	2.22	1.40
Portfolio turnover (%)	17	35	28	45	21	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	22

CLASS R6 SHARES Period ended	4-30-20 [1]	10-31-19	10-31-18	10-31-17	10-31-16	10-31-15
Per share operating performance
Net asset value, beginning of period	$31.43	$31.67	$32.46	$26.21	$25.59	$25.94
Net investment income[2]	0.24	0.72	0.57	0.47	0.52	0.39
Net realized and unrealized gain (loss) on investments	(8.22)	(0.17)	(0.93)	6.39	0.54	(0.42)
Total from investment operations	(7.98)	0.55	(0.36)	6.86	1.06	(0.03)
Less distributions
From net investment income	(0.89)	(0.51)	(0.43)	(0.61)	(0.44)	(0.32)
From net realized gain	(0.71)	(0.28)	—	—	—	—
Total distributions	(1.60)	(0.79)	(0.43)	(0.61)	(0.44)	(0.32)
Net asset value, end of period	$21.85	$31.43	$31.67	$32.46	$26.21	$25.59
Total return (%)[3]	(27.03) [4]	1.99	(1.17)	26.41	4.26	(0.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$290	$360	$384	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82 [5]	0.83	0.82	0.83	0.83	0.83
Expenses including reductions	0.81 [5]	0.82	0.81	0.81	0.81	0.81
Net investment income	1.68 [5]	2.36	1.71	1.53	2.11	1.51
Portfolio turnover (%)	17	35	28	45	21	17

[1]	Six months ended 4-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
23	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Classic Value Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	24

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2020, the fund loaned securities valued at $60,054,909 and received $60,725,331 of cash collateral.
In addition, non-cash collateral of approximately $786,095 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund's net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect
25	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2020 were $3,496.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	26

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $2.5 billion of the fund’s average daily net assets; (b) 0.740% of the next $2.5 billion of the fund’s average daily net assets and (c) 0.730% of the fund’s average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Pzena Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,734
Class B	41
Class C	639
Class I	49,437
Class R1	75
Class	Expense reduction
Class R2	$16
Class R3	14
Class R5	3
Class R6	12,136
Total	$74,095

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
27	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2020, were equivalent to a net annual effective rate of 0.74% of the fund's average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R5	—	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $82,475 for the six months ended April 30, 2020. Of this amount, $13,829 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $68,646 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2020, CDSCs received by the Distributor amounted to $256 and $342 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	28

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$407,558	$204,406
Class B	5,586	699
Class C	87,683	10,994
Class I	—	856,851
Class R1	7,684	136
Class R2	1,092	29
Class R3	1,133	25
Class R5	21	6
Class R6	—	22,065
Total	$510,757	$1,095,211
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$82,287,239	2	0.525%	$(2,400)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2020 and for the year ended October 31, 2019 were as follows:
	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,266,776	$156,080,954	1,518,751	$45,251,769
Distributions reinvested	457,126	14,724,039	243,463	6,892,431
Repurchased	(6,576,772)	(144,557,082)	(2,142,480)	(64,846,582)
Net increase (decrease)	147,130	$26,247,911	(380,266)	$(12,702,382)
29	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class B shares
Sold	27	$854	1,652	$45,991
Distributions reinvested	1,669	53,073	1,163	32,533
Repurchased	(16,088)	(422,449)	(46,097)	(1,391,416)
Net decrease	(14,392)	$(368,522)	(43,282)	$(1,312,892)
Class C shares
Sold	25,148	$630,367	126,750	$3,582,339
Distributions reinvested	22,256	707,291	11,105	310,501
Repurchased	(134,293)	(3,509,041)	(337,290)	(10,102,625)
Net decrease	(86,889)	$(2,171,383)	(199,435)	$(6,209,785)
Class I shares
Sold	15,020,424	$326,905,513	10,963,873	$328,918,979
Distributions reinvested	2,117,770	68,276,892	1,206,310	34,174,754
Repurchased	(10,858,466)	(259,302,148)	(14,654,268)	(449,986,617)
Net increase (decrease)	6,279,728	$135,880,257	(2,484,085)	$(86,892,884)
Class R1 shares
Sold	5,232	$126,348	8,279	$246,084
Distributions reinvested	2,910	94,039	1,488	42,283
Repurchased	(9,727)	(305,798)	(38,697)	(1,165,919)
Net decrease	(1,585)	$(85,411)	(28,930)	$(877,552)
Class R2 shares
Sold	795	$22,924	12,466	$372,079
Distributions reinvested	676	21,749	6,014	170,086
Repurchased	(1,834)	(53,449)	(289,761)	(9,017,971)
Net decrease	(363)	$(8,776)	(271,281)	$(8,475,806)
Class R3 shares
Sold	396	$10,339	5,592	$172,258
Distributions reinvested	541	17,405	974	27,552
Repurchased	(6,103)	(201,176)	(31,379)	(982,788)
Net decrease	(5,166)	$(173,432)	(24,813)	$(782,978)
Class R4 shares[1]
Repurchased	—	—	(2,224)	$(70,815)
Net decrease	—	—	(2,224)	$(70,815)
SEMIANNUAL REPORT | JOHN HANCOCK Classic Value Fund	30

	Six Months Ended 4-30-20		Year Ended 10-31-19
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	267	$6,970	1,418	$43,434
Distributions reinvested	138	4,464	60	1,701
Repurchased	(51)	(1,625)	(868)	(26,785)
Net increase	354	$9,809	610	$18,350
Class R6 shares
Sold	2,996,329	$65,817,145	1,798,177	$54,768,972
Distributions reinvested	555,220	17,905,834	334,673	9,484,641
Repurchased	(1,747,377)	(47,835,945)	(2,825,502)	(86,475,610)
Net increase (decrease)	1,804,172	$35,887,034	(692,652)	$(22,221,997)
Total net increase (decrease)	8,122,989	$195,217,487	(4,126,358)	$(139,528,741)

[1]	Class R4 shares were fully redeemed on 10-29-19.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $428,766,989 and $338,796,981, respectively, for the six months ended April 30, 2020.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	6,074,988	—	$190,179,432	$(129,431,507)	$(4,090)	$57,071	$405,829	—	$60,800,906

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
31	JOHN HANCOCK Classic Value Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Classic Value Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Pzena Investment Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       32

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       33

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       34

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Pzena Investment Management, LLC

Portfolio Managers

John J. Flynn
Richard S. Pzena
Benjamin S. Silver, CFA, CPA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK CLASSIC VALUE FUND       35

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Classic Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1182586	38SA 4/20 6/2020

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 11, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 11, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 11, 2020